Stockholders' Deficiency: Schedule of Share-based Compensation, Activity (Tables)	6 Months Ended
Jun. 30, 2016
Tables/Schedules
Schedule of Share-based Compensation, Activity
	No. of options	Exercise Price	Vested options	Unvested options
	#	$	#	#
As at December 31, 2015	167,500	0.0001	-	167,500
Adjustment*	33,000	-	-	33,000
As at June 30, 2016	200,500	0.0001	-	200,500